Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales		$ 6,300	$ 5,290	[1]
Cost of goods sold		5,256	4,482	[1]
Other, net		251	263	[1]
Interest expense		200	219	[1]
Income taxes		(63)	(51)	[1]
Net income	[2]	202	46	[1],[3]
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income		9	35
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales			1
Cost of goods sold		(12)	14
Other, net		(5)	3
Interest expense		1	1
Income taxes			(1)
Net income		(16)	18
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses		21	24
Amortization of prior service cost		(1)	(1)
Income taxes		5	(6)
Net income		$ 25	$ 17

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).